BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Investment Objective
The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon New York Intermediate Tax-Exempt Bond Fund		Class M	Investor
Investment advisory fees		0.50%	0.50%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.12%	0.12%
Other expenses - Other expenses of the fund		0.09%	0.09%
Total annual fund operating expenses		0.71%	0.96%
Fee waiver and/or expense reimbursement	[1]	(0.12%)	(0.12%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.59%	0.84%
[1]	The fund's investment adviser has contractually agreed, until December 31, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.59%. On or after December 31, 2013, the fund's investment adviser may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BNY Mellon New York Intermediate Tax-Exempt Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class M	60	215	383	871
Investor	86	294	519	1,167

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30.96% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New
York city as well as those issued by U.S. territories and possessions.

The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the income from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration.
Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser,
BNY Hamilton Intermediate New York Tax-Exempt Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., that, in all materials respects, had the same investment objective, strategies and policies as the fund, were transferred to the fund in a tax-free reorganization. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years.
These returns do not reflect the predecessor fund's applicable sales loads for
Class A shares, because the fund's shares are not subject to any sales loads.
If the predecessor fund's sales loads were reflected, the returns of the fund's
Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.
The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]

Best Quarter Q3, 2009: 5.09% Worst Quarter Q4, 2010: -3.36% The year-to-date total return of the fund's Class M shares as of 9/30/12 was 5.02%.
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Label		1 Year	5 Years	10 Years
Class M	Class M returns before taxes	[1]	9.22%	5.24%	4.66%
Class M After Taxes on Distributions	Class M returns after taxes on distributions	[1]	9.18%	5.22%	4.63%
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	[1]	7.27%	4.99%	4.50%
Investor	Investor returns before taxes	[2]	8.94%	4.96%	4.39%
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[3]	10.19%	5.95%	5.57%
[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.
[3]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.